Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	DGI Investment Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001843841
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	dgi
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2024
Prospectus Date	rr_ProspectusDate	Oct. 28, 2024
DGI Balanced Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION: DGI BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in the section “Shareholder Information – Purchase and Redemption of Fund Shares” on page [21] of the Fund’s Prospectus and the section “Capital Stock” on page [36] of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may mean higher transaction costs and could result in higher taxes if you hold Fund shares in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	AFFE for Class A, C and I shares are based on estimated amounts for the current fiscal year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class A, C and I shares are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE for Class A, C and I shares are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	This example assumes that you invest $10,000 in the Fund’s Class P shares, Class T shares, Class NT shares, Class A shares, Class C shares, and Class I shares, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is intended to be an investment option for individual retirement accounts (“IRA”) under the laws of the Commonwealth of Puerto Rico (“Puerto Rico” or the “Commonwealth”), as well as for direct investment by residents of Puerto Rico. The investment objectives of the Fund are to seek for the shareholders long-term capital appreciation and current income consistent with the investment policies of the Fund and prudent investment management. The Fund seeks to attain its investment objectives by investing in a diversified portfolio of equity and fixed income securities with capital appreciation and current income potential and, as such, intends to operate as a “balanced” fund. Under normal circumstances, the Fund intends to invest between 30% and 70% of its net assets in equity securities and the remainder in fixed income securities.

The equity securities in which the Fund principally invests will be those of small-, mid-, and large-capitalization issuers. The Fund will not concentrate its investments in a particular industry, consistent with its investment restrictions, except that the Fund may invest without limitation in: (i) securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities; and (ii) tax-exempt obligations of state or municipal governments and their political subdivisions.

The Fund seeks to attain its investment objectives through its investment in the following types of securities:

●	Any equity security issued by an entity domiciled within or outside of the United States;

●	Any corporate bond, with an investment grade rating at the time of purchase (i.e., securities rated BBB/Baa or above by one or more ratings agencies or determined by the Investment Adviser to be of equivalent quality);

●	Securities or certificates which: (i) evidence beneficial ownership interests in trust funds consisting of pools of FHA/VA Mortgages, which are further guaranteed as to the timely payment of principal and interest by the Government National Mortgage Association (“GNMA Certificates”), (ii) are guaranteed by the Federal National Mortgage Association (“FNMA Certificates”), (iii) are guaranteed as to the timely payment of scheduled principal and interest at the applicable certificate rate and as to the full collection of principal on the mortgages by the Federal Home Loan Mortgage Corporation (“FHLMC Certificates”), or (iv) evidence beneficial ownership interests (including zero coupon, floating-rate, interest only (“IO”), principal only (“PO”), and residual certificates) in trust funds consisting of GNMA Certificates, FNMA Certificates and/or FHLMC Certificates, all the above are collectively referred to hereinafter as “Mortgage Securities”;

●	Obligations of, or loans guaranteed by, a municipal issuer or any of its instrumentalities, agencies or political subdivisions; with an investment grade rating, provided that no more than 34% of the total assets of the Fund may be invested in such obligations;

●	Any security or obligation which is issued or guaranteed by the United States Government or an agency or instrumentality thereof;

●	Investment shares or shares issued by any registered investment companies, such as ETFs, including investment companies sponsored by Oriental Trust or any of its affiliates;

●	Any other debt securities with an investment grade rating;

●	Short-term, high-quality fixed-income securities, cash or cash equivalents, including money market funds; or

●	Monies received by the Fund, whether by way of the proceeds from the sale of shares or as a result of interest or dividend income or the return on principal, are invested or reinvested in securities which meet the investment requirements of the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock

You can lose money by investing in the Fund. The Fund can also underperform broad markets or other investments. The Fund’s principal risks include:

Equity Securities Risk — Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Smaller Companies Risk — The stocks of small- or mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.

Large-Cap Stock Risk — Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks. Large cap companies may trail the returns of the overall stock market. Historically, large cap stocks tend to go through cycles of doing better or worse than the stock market in general and these periods may last as long as several years.

Investment Company and ETF Risk — An investment company, including an open- or closed-end mutual fund or ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses. Shares of ETFs trade on exchanges and may be bought and sold at market value. ETF shares may be thinly traded, making it difficult for the Fund to sell shares at a particular time or an anticipated price. ETF shares may also trade at a premium or discount to the net asset value per share of the ETF; at times, this premium or discount could be significant.

Mortgage-Related and Other Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit and interest rate risks, as well as extension and prepayment risks:

Extension Risk — Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

Prepayment Risk — When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Yield Risk — To the extent the Fund invests in FHA/VA Mortgage Securities, the yield of the shares will depend in some part on the rate at which principal payments are made on such securities, which in turn will depend on the rate at which principal prepayments are made on the underlying mortgage loans. As a general matter, the prepayment experience of a pool of mortgage loans is influenced by a variety of economic, geographic, social and other factors, including the level of mortgage interest rates and the rate at which homeowners sell their homes or default in their mortgages. Oriental Trust is not aware of any readily accessible data or reliable information published by the FHA, the VA or the Department of Housing and Urban Development specifically indicating the historical prepayment or foreclosure experience of FHA loans and VA loans originated in the Commonwealth as compared to similar mortgage loans originated in other jurisdictions in the United States.

These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. TBA (or “to be announced”) commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms.

U.S. Government Securities Risk — U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Changing Fixed-Income Markets — The Federal Reserve raised the federal funds rate eleven times between March 2022 and July 2023. However, the Federal Reserve lowered the federal funds rate in September 2024 and may continue to do so. Changes in interest rates may adversely affect the values of the securities held in the Fund’s portfolio. In general, the prices of debt securities fall when interest rates increase, and rise when interest rates decrease. Increases in the federal funds rate may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance. Changes in central bank policies and other governmental actions and political events within the U.S. may also, among other things, affect investor and consumer expectations and confidence in the fixed income and other financial markets.

Corporate Debt Risk — Corporate debt securities in which the Fund may invest are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

Foreign Securities Risk — Securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. They may also be subject to political, economic, and regulatory risks, and market instability.

Currency Risk — Because the Fund may invest in securities of non-U.S. issuers, changes in currency exchange rates could hurt performance. Oriental Trust may decide not to hedge, or may not be successful in hedging, its currency exposure.

Emerging Market Risk — The Fund may invest in securities of issuers in emerging market countries, which may be subject to a greater risk of loss than investments in developed markets. Securities markets of emerging market countries are less liquid, subject to greater price volatility, have smaller market capitalizations, have less government regulation, and are not subject to as extensive and frequent accounting, financial, and other reporting requirements as the securities markets of more developed countries.

Puerto Rico-Specific Risk — To the extent that the Fund invests a significant portion of its assets in the Commonwealth, the Fund is more susceptible to factors adversely affecting the Commonwealth. Puerto Rico’s economy suffered a severe and prolonged recession from 2007 to 2017, with real gross national product (“GNP”) contracting approximately 15% during this period. Since 2017, Puerto Rico and several of its government instrumentalities have availed themselves of the debt restructuring mechanisms of Titles III and VI of the Puerto Rico Oversight, Management & Economic Stability Act (“PROMESA”). While the majority of Puerto Rico’s governmental debt has already been restructured under PROMESA, some Puerto Rico government instrumentalities continue to face significant fiscal challenges, including the Puerto Rico Electric Power Authority which is still in the process of restructuring its debts. Puerto Rico is susceptible to hurricanes, major storms and earthquakes that affect the local economy and its population has been in decline for over a decade. Therefore, any factors affecting Puerto Rico will have a greater effect on the Fund’s performance than they would in a more geographically diversified fund.

Market Risk — The value of stocks and other securities can be highly volatile, and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political, or other factors (such as natural disasters, epidemics and pandemics, war, terrorism, conflicts or social unrest) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies.

1940 Act Risk — The Fund is subject to the Investment Company Act of 1940, as amended (the “1940 Act”), which imposes numerous restrictions and requirements, including, for example, affiliate transaction prohibitions, director independence requirements, investment adviser requirements, borrowing or leverage restrictions, proxy solicitation requirements, periodic reporting requirements, and internal control requirements, any or all of which may have a material effect on the Fund’s operations.

Interest-Rate Risk — The value of fixed-income securities will typically decline when interest rates rise. Alternatively, when interest rates go down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities.

Credit Risk — Issuers of fixed-income securities could default or be downgraded if they fail to make required payments of principal or interest. The Fund only invests in investment grade securities; however, the Fund will not be required to dispose of a debt that has its rating downgraded subsequent to the Fund’s purchase. If such a debt security is downgraded, the Fund’s Investment Adviser will evaluate the security and determine what action, including the sale of the security or its retention, is in the best interest of the Fund and its shareholders.

Municipal Securities Risk — The municipal securities market could be significantly affected by negative political and legislative changes, as well as uncertainties related to taxation or the rights of municipal security holders. Changes in the financial health of a municipality, especially in Puerto Rico, may make it difficult for it to pay interest and principal when due.

Redemption Risk — The Fund may experience losses when selling portfolio investments to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during poor market conditions. Redemption risk may increase if the Fund must sell illiquid investments to meet redemption requests. Heavy redemptions may hurt the Fund’s performance.

Leverage Risk — The Fund’s leverage activities, which are subject to the Fund’s investment policies and restrictions and the requirements of applicable law, present special risks for shareholders, including the possibility of higher volatility in the net asset value per share of the Fund and a lower rate of return to shareholders. The Fund does not currently use leverage but retains the right to do so in the future.

Convertible Securities Risk — In general, a convertible security is subject to the risks of stocks, and its price may be as volatile as that of the underlying stock, when the underlying stock’s price is high relative to the conversion price, and a convertible security is subject to the risks of debt securities, and is particularly sensitive to changes in interest rates, when the underlying stock’s price is low relative to the conversion price. The Fund will invest in convertible securities only to the extent that such securities are rated as investment grade by an independent credit rating agency (or deemed to be equivalent quality by the Investment Adviser) at the time of purchase.

When-Issued and Delayed-Delivery Securities Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Cash and Cash Equivalents Risk — To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Tax Risks — The Fund intends to operate in a manner that will cause it to be exempt from Puerto Rico income and municipal license tax as a registered investment company under the Puerto Rico Internet Revenue Code of 2011, as amended (the “PR Code”) and the Puerto Rico Municipal Code, as amended (the “Municipal Code”). A risk exists that the Fund may not qualify for exemption from Puerto Rico taxation.

To be exempt from Puerto Rico income tax, the Fund must meet certain requirements, including being registered under Puerto Rico Act No. 93-2013, as amended, known as the “Puerto Rico Investment Companies Act of 2013” (“Act 93-2013”). Due to the repeal of Section 6(a)(1) of the 1940 Act, the Fund is required to be registered with the U.S. Securities and Exchange Commission (the “SEC”) under the 1940 Act and is barred from registering under Act 93-2013. In PR Treasury Determination 19-04 (as defined below under the subheading “Puerto Rico Legal Requirements Applicable to IRA Investments”), the Puerto Rico Treasury Department held that an investment company that (i) is organized in Puerto Rico, (ii) has its principal office in Puerto Rico, and (iii) is registered with the SEC under the 1940 Act, will be treated as if it were a registered investment company under Act 93-2013 and thus be entitled to the tax benefits available under the PR Code to registered investment companies. Puerto Rico investment companies registered under the 1940 Act, such as the Fund, can rely on the holding of PR Treasury Determination 19-04 for purposes of claiming the tax exemption and other tax benefits available under the PR Code. If such determination is revoked by the Puerto Rico Treasury Department or the PR Code is amended to provide otherwise: (i) the Fund would be subject to a Puerto Rico income tax rate of up to 37.5% on its taxable interest income, dividend income and short term capital gains, and to a Puerto Rico income tax of up to 20% on its long term capital gains, and (ii) the Fund’s individual investors could be subject to a Puerto Rico income tax on the exempt dividends of up to 31.35%.

Under Act 93-2013, Puerto Rico registered investment companies are exempt from the municipal license tax imposed by Puerto Rico municipalities pursuant to the authority granted by the Municipal Code (formerly under the Municipal License Tax Act, as amended). Pursuant to Article 1.007 of the Municipal Code, municipalities have the authority to impose taxes that are not incompatible with the taxes imposed by the Commonwealth of Puerto Rico. Therefore, Puerto Rico investment companies registered under the 1940 Act should be able to rely on the holding of PR Treasury Determination 19-04 to be treated as a registered investment company under Act 93-2013 for purposes of the municipal license tax exemption. Notwithstanding the foregoing, the Municipality of San Juan may disagree with the holding of PR Treasury Determination 19-04 and refuse to treat the Fund as a registered investment company under Act 93-2013, causing the imposition of municipal license taxes of 1.5% on the gross revenues of the Fund.

As an investment trust organized under Puerto Rico law, the Fund is treated as a foreign corporation under the United States Internal Revenue Code of 1986, as amended (the “US Code”). The Fund does not intend to be engaged in a trade or business in the U.S.; therefore, the Fund should be subject only to a U.S. federal income tax withholding of 10% on U.S. source dividends, if certain conditions are met, and a 30% U.S. federal income tax withholding on certain other items of fixed, determinable annual or periodic income derived by the Fund from sources within the U.S., including U.S. source dividends not eligible for the 10% withholding tax rate. See “Tax Information” in the SAI and consult your tax adviser. The Fund is not subject to U.S. federal income tax on gains derived from the sale or exchange of securities (except for U.S. real property interests, as defined in Section 897 of the US Code), and on U.S. source interest that qualifies as “portfolio interest.” However, if the Fund operates in such a manner that is found to be engaged in a trade or business in the U.S., it will be subject to a U.S. federal income tax of up to 21% on its net income connected to such U.S. trade or business and to a 30% branch profits tax on its after tax income. See “Tax Information” in the SAI.

Management Risk — The Fund is actively managed with discretion and may underperform market indexes or other mutual funds with similar investment objectives. The Fund’s performance depends heavily on Oriental Trust’s skill and judgments around allocating assets to investment companies, ETFs and individual securities. The Fund could experience losses if these judgments prove to be incorrect.

Cybersecurity Risk — The Fund, like all companies, may be susceptible to operational and information security risks. Cyber security failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, and the Fund and its shareholders could be negatively impacted as a result.

Floating-Rate Notes Risk — Floating-rate notes are subject to credit risk and interest-rate risk. The interest rate of a floating-rate note may be based on a known lending rate, such as a bank’s prime rate, and resets whenever that rate is adjusted. The interest rate on a variable-rate demand note is reset at specified intervals at a market rate. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may need to be invested in lower-yielding securities that reduce the Fund’s income.

Inflation Risk — Like all mutual funds, the Fund is subject to inflation risk. Inflation risk is the risk that the intrinsic value of assets or income from investments will be less in the future as inflation decreases the purchasing power and value of money (i.e., as inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions). Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change). The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. The risk of inflation is greater for debt instruments with longer maturities and instruments that pay a fixed interest rate.

Reverse Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

No FDIC Insurance Risk — An investment in the Fund is not a deposit of Oriental Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year (or since inception) and by showing the Fund’s average annual total returns for the indicated periods compared with the Fund’s blended benchmark, which is intended to provide a measure of the Fund’s performance given its investment strategy. The table below the chart also shows two additional broad-based securities market indices for markets in which the Fund may invest. Because Class A shares, Class C shares, and Class I shares have not been in operation for a full calendar year as of the date of this Prospectus, no performance information is shown for those share classes. You may obtain the Fund’s updated performance information by visiting the website at https://orientalbank.com/en/for-you/ira-accounts/dgi-balanced-fund/ or by calling 787-620-0000. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year (or since inception) and by showing the Fund’s average annual total returns for the indicated periods compared with the Fund’s blended benchmark, which is intended to provide a measure of the Fund’s performance given its investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	787-620-0000
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://orientalbank.com/en/for-you/ira-accounts/dgi-balanced-fund/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Year Ended December 31) – Class P Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-Date Return as of	9/30/24	9.91%
Best Quarter:	12/31/2023	10.01%
Worst Quarter:	6/30/2022	(7.35)%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return as of
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.35%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the table for Class P shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown in the table for Class P shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

DGI Balanced Fund | Blended Benchmark Index (50% Bloomberg U.S. Aggregate Bond Index/ 50% S&P 500 Total Return Index) (Index returns do not reflect deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.58%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.27%	[1]
DGI Balanced Fund | Blended Benchmark Index (67% Bloomberg U.S. Aggregate Bond Index/33% S&P 500 Total Return Index) (Index returns do not reflect deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.09%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.57%	[1]
DGI Balanced Fund | Bloomberg U.S. Aggregate Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.53%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.81%)
DGI Balanced Fund | S&P 500 Total Return Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
Since Inception	rr_AverageAnnualReturnSinceInception	7.10%
DGI Balanced Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk — Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

DGI Balanced Fund | Smaller Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Smaller Companies Risk — The stocks of small- or mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.

DGI Balanced Fund | Large Cap Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Cap Stock Risk — Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks. Large cap companies may trail the returns of the overall stock market. Historically, large cap stocks tend to go through cycles of doing better or worse than the stock market in general and these periods may last as long as several years.

DGI Balanced Fund | Investment Company And E T F Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Company and ETF Risk — An investment company, including an open- or closed-end mutual fund or ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses. Shares of ETFs trade on exchanges and may be bought and sold at market value. ETF shares may be thinly traded, making it difficult for the Fund to sell shares at a particular time or an anticipated price. ETF shares may also trade at a premium or discount to the net asset value per share of the ETF; at times, this premium or discount could be significant.

DGI Balanced Fund | Mortgage Related And Other Asset Backed Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mortgage-Related and Other Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit and interest rate risks, as well as extension and prepayment risks:

DGI Balanced Fund | Extension Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Extension Risk — Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

DGI Balanced Fund | Prepayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Prepayment Risk — When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

DGI Balanced Fund | Yield Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Yield Risk — To the extent the Fund invests in FHA/VA Mortgage Securities, the yield of the shares will depend in some part on the rate at which principal payments are made on such securities, which in turn will depend on the rate at which principal prepayments are made on the underlying mortgage loans. As a general matter, the prepayment experience of a pool of mortgage loans is influenced by a variety of economic, geographic, social and other factors, including the level of mortgage interest rates and the rate at which homeowners sell their homes or default in their mortgages. Oriental Trust is not aware of any readily accessible data or reliable information published by the FHA, the VA or the Department of Housing and Urban Development specifically indicating the historical prepayment or foreclosure experience of FHA loans and VA loans originated in the Commonwealth as compared to similar mortgage loans originated in other jurisdictions in the United States.

These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. TBA (or “to be announced”) commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms.

DGI Balanced Fund | U S Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk — U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

DGI Balanced Fund | Changing Fixed Income Markets [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Changing Fixed-Income Markets — The Federal Reserve raised the federal funds rate eleven times between March 2022 and July 2023. However, the Federal Reserve lowered the federal funds rate in September 2024 and may continue to do so. Changes in interest rates may adversely affect the values of the securities held in the Fund’s portfolio. In general, the prices of debt securities fall when interest rates increase, and rise when interest rates decrease. Increases in the federal funds rate may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance. Changes in central bank policies and other governmental actions and political events within the U.S. may also, among other things, affect investor and consumer expectations and confidence in the fixed income and other financial markets.

DGI Balanced Fund | Corporate Debt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Corporate Debt Risk — Corporate debt securities in which the Fund may invest are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

DGI Balanced Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk — Securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. They may also be subject to political, economic, and regulatory risks, and market instability.

DGI Balanced Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk — Because the Fund may invest in securities of non-U.S. issuers, changes in currency exchange rates could hurt performance. Oriental Trust may decide not to hedge, or may not be successful in hedging, its currency exposure.

DGI Balanced Fund | Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Market Risk — The Fund may invest in securities of issuers in emerging market countries, which may be subject to a greater risk of loss than investments in developed markets. Securities markets of emerging market countries are less liquid, subject to greater price volatility, have smaller market capitalizations, have less government regulation, and are not subject to as extensive and frequent accounting, financial, and other reporting requirements as the securities markets of more developed countries.

DGI Balanced Fund | Puerto Rico Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Puerto Rico-Specific Risk — To the extent that the Fund invests a significant portion of its assets in the Commonwealth, the Fund is more susceptible to factors adversely affecting the Commonwealth. Puerto Rico’s economy suffered a severe and prolonged recession from 2007 to 2017, with real gross national product (“GNP”) contracting approximately 15% during this period. Since 2017, Puerto Rico and several of its government instrumentalities have availed themselves of the debt restructuring mechanisms of Titles III and VI of the Puerto Rico Oversight, Management & Economic Stability Act (“PROMESA”). While the majority of Puerto Rico’s governmental debt has already been restructured under PROMESA, some Puerto Rico government instrumentalities continue to face significant fiscal challenges, including the Puerto Rico Electric Power Authority which is still in the process of restructuring its debts. Puerto Rico is susceptible to hurricanes, major storms and earthquakes that affect the local economy and its population has been in decline for over a decade. Therefore, any factors affecting Puerto Rico will have a greater effect on the Fund’s performance than they would in a more geographically diversified fund.

DGI Balanced Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk — The value of stocks and other securities can be highly volatile, and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political, or other factors (such as natural disasters, epidemics and pandemics, war, terrorism, conflicts or social unrest) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies.

DGI Balanced Fund | Investment Company 1940 Act Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

1940 Act Risk — The Fund is subject to the Investment Company Act of 1940, as amended (the “1940 Act”), which imposes numerous restrictions and requirements, including, for example, affiliate transaction prohibitions, director independence requirements, investment adviser requirements, borrowing or leverage restrictions, proxy solicitation requirements, periodic reporting requirements, and internal control requirements, any or all of which may have a material effect on the Fund’s operations.

DGI Balanced Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest-Rate Risk — The value of fixed-income securities will typically decline when interest rates rise. Alternatively, when interest rates go down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities.

DGI Balanced Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk — Issuers of fixed-income securities could default or be downgraded if they fail to make required payments of principal or interest. The Fund only invests in investment grade securities; however, the Fund will not be required to dispose of a debt that has its rating downgraded subsequent to the Fund’s purchase. If such a debt security is downgraded, the Fund’s Investment Adviser will evaluate the security and determine what action, including the sale of the security or its retention, is in the best interest of the Fund and its shareholders.

DGI Balanced Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Municipal Securities Risk — The municipal securities market could be significantly affected by negative political and legislative changes, as well as uncertainties related to taxation or the rights of municipal security holders. Changes in the financial health of a municipality, especially in Puerto Rico, may make it difficult for it to pay interest and principal when due.

DGI Balanced Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk — The Fund may experience losses when selling portfolio investments to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during poor market conditions. Redemption risk may increase if the Fund must sell illiquid investments to meet redemption requests. Heavy redemptions may hurt the Fund’s performance.

DGI Balanced Fund | Leverage Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Leverage Risk — The Fund’s leverage activities, which are subject to the Fund’s investment policies and restrictions and the requirements of applicable law, present special risks for shareholders, including the possibility of higher volatility in the net asset value per share of the Fund and a lower rate of return to shareholders. The Fund does not currently use leverage but retains the right to do so in the future.

DGI Balanced Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk — In general, a convertible security is subject to the risks of stocks, and its price may be as volatile as that of the underlying stock, when the underlying stock’s price is high relative to the conversion price, and a convertible security is subject to the risks of debt securities, and is particularly sensitive to changes in interest rates, when the underlying stock’s price is low relative to the conversion price. The Fund will invest in convertible securities only to the extent that such securities are rated as investment grade by an independent credit rating agency (or deemed to be equivalent quality by the Investment Adviser) at the time of purchase.

DGI Balanced Fund | When Issued And Delayed Delivery Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

When-Issued and Delayed-Delivery Securities Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

DGI Balanced Fund | Cash And Cash Equivalents Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash and Cash Equivalents Risk — To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

DGI Balanced Fund | Tax Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risks — The Fund intends to operate in a manner that will cause it to be exempt from Puerto Rico income and municipal license tax as a registered investment company under the Puerto Rico Internet Revenue Code of 2011, as amended (the “PR Code”) and the Puerto Rico Municipal Code, as amended (the “Municipal Code”). A risk exists that the Fund may not qualify for exemption from Puerto Rico taxation.

To be exempt from Puerto Rico income tax, the Fund must meet certain requirements, including being registered under Puerto Rico Act No. 93-2013, as amended, known as the “Puerto Rico Investment Companies Act of 2013” (“Act 93-2013”). Due to the repeal of Section 6(a)(1) of the 1940 Act, the Fund is required to be registered with the U.S. Securities and Exchange Commission (the “SEC”) under the 1940 Act and is barred from registering under Act 93-2013. In PR Treasury Determination 19-04 (as defined below under the subheading “Puerto Rico Legal Requirements Applicable to IRA Investments”), the Puerto Rico Treasury Department held that an investment company that (i) is organized in Puerto Rico, (ii) has its principal office in Puerto Rico, and (iii) is registered with the SEC under the 1940 Act, will be treated as if it were a registered investment company under Act 93-2013 and thus be entitled to the tax benefits available under the PR Code to registered investment companies. Puerto Rico investment companies registered under the 1940 Act, such as the Fund, can rely on the holding of PR Treasury Determination 19-04 for purposes of claiming the tax exemption and other tax benefits available under the PR Code. If such determination is revoked by the Puerto Rico Treasury Department or the PR Code is amended to provide otherwise: (i) the Fund would be subject to a Puerto Rico income tax rate of up to 37.5% on its taxable interest income, dividend income and short term capital gains, and to a Puerto Rico income tax of up to 20% on its long term capital gains, and (ii) the Fund’s individual investors could be subject to a Puerto Rico income tax on the exempt dividends of up to 31.35%.

Under Act 93-2013, Puerto Rico registered investment companies are exempt from the municipal license tax imposed by Puerto Rico municipalities pursuant to the authority granted by the Municipal Code (formerly under the Municipal License Tax Act, as amended). Pursuant to Article 1.007 of the Municipal Code, municipalities have the authority to impose taxes that are not incompatible with the taxes imposed by the Commonwealth of Puerto Rico. Therefore, Puerto Rico investment companies registered under the 1940 Act should be able to rely on the holding of PR Treasury Determination 19-04 to be treated as a registered investment company under Act 93-2013 for purposes of the municipal license tax exemption. Notwithstanding the foregoing, the Municipality of San Juan may disagree with the holding of PR Treasury Determination 19-04 and refuse to treat the Fund as a registered investment company under Act 93-2013, causing the imposition of municipal license taxes of 1.5% on the gross revenues of the Fund.

As an investment trust organized under Puerto Rico law, the Fund is treated as a foreign corporation under the United States Internal Revenue Code of 1986, as amended (the “US Code”). The Fund does not intend to be engaged in a trade or business in the U.S.; therefore, the Fund should be subject only to a U.S. federal income tax withholding of 10% on U.S. source dividends, if certain conditions are met, and a 30% U.S. federal income tax withholding on certain other items of fixed, determinable annual or periodic income derived by the Fund from sources within the U.S., including U.S. source dividends not eligible for the 10% withholding tax rate. See “Tax Information” in the SAI and consult your tax adviser. The Fund is not subject to U.S. federal income tax on gains derived from the sale or exchange of securities (except for U.S. real property interests, as defined in Section 897 of the US Code), and on U.S. source interest that qualifies as “portfolio interest.” However, if the Fund operates in such a manner that is found to be engaged in a trade or business in the U.S., it will be subject to a U.S. federal income tax of up to 21% on its net income connected to such U.S. trade or business and to a 30% branch profits tax on its after tax income. See “Tax Information” in the SAI.

DGI Balanced Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk — The Fund is actively managed with discretion and may underperform market indexes or other mutual funds with similar investment objectives. The Fund’s performance depends heavily on Oriental Trust’s skill and judgments around allocating assets to investment companies, ETFs and individual securities. The Fund could experience losses if these judgments prove to be incorrect.

DGI Balanced Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk — The Fund, like all companies, may be susceptible to operational and information security risks. Cyber security failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, and the Fund and its shareholders could be negatively impacted as a result.

DGI Balanced Fund | Floating Rate Notes Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Floating-Rate Notes Risk — Floating-rate notes are subject to credit risk and interest-rate risk. The interest rate of a floating-rate note may be based on a known lending rate, such as a bank’s prime rate, and resets whenever that rate is adjusted. The interest rate on a variable-rate demand note is reset at specified intervals at a market rate. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may need to be invested in lower-yielding securities that reduce the Fund’s income.

DGI Balanced Fund | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk — Like all mutual funds, the Fund is subject to inflation risk. Inflation risk is the risk that the intrinsic value of assets or income from investments will be less in the future as inflation decreases the purchasing power and value of money (i.e., as inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions). Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change). The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. The risk of inflation is greater for debt instruments with longer maturities and instruments that pay a fixed interest rate.

DGI Balanced Fund | Reverse Repurchase Agreements And Purchase And Sale Contracts Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Reverse Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

DGI Balanced Fund | No F D I C Insurance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	No FDIC Insurance Risk — An investment in the Fund is not a deposit of Oriental Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
DGI Balanced Fund | Class P
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DGIBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.93%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,669
Annual Return 2022	rr_AnnualReturn2022	(14.02%)
Annual Return 2023	rr_AnnualReturn2023	11.68%
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.68%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.88%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2021
DGI Balanced Fund | Class P | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.97%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.34%)
DGI Balanced Fund | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.93%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.85%)
DGI Balanced Fund | Class T
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DGITX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.93%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,669
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.68%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.88%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2021
DGI Balanced Fund | Class NT
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DGINX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.93%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,669
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.68%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.88%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2021
DGI Balanced Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DGIAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.93%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 511
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	849
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,211
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,226
DGI Balanced Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DGICX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.93%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 340
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	838
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,363
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,799
DGI Balanced Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DGIIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.93%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,669

[1]	The Fund has changed its blended benchmark from 67% Bloomberg U.S. Aggregate Bond Index/33% S&P 500 Total Return Index to 50% Bloomberg U.S. Aggregate Bond Index/50% S&P 500 Total Return Index as the blend more closely aligns with the investments of the Fund.
[2]	Other expenses for Class A, C and I shares are based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses (“AFFE”) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds or exchange traded funds (“ETFs”). AFFE are not reflected in the Fund’s financial statements and, therefore, the amounts listed in Total Annual Fund Operating Expenses will differ from those presented in the Financial Highlights.